UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

SP Funds Dow Jones Global Sukuk ETF Tailored Shareholder Report

Annual Shareholder Report November 30, 2025

SP Funds Dow Jones Global Sukuk ETF

TICKER: SPSK (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SP Funds Dow Jones Global Sukuk ETF (the "Fund") for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.sp-funds.com/spsk. You can also request this information by contacting us at (425) 409-9500 or by writing to SP Funds Dow Jones Global Sukuk ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds Dow Jones Global Sukuk ETF	$52	0.50%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds Dow Jones Global Sukuk ETF - $10,762
Dow Jones Sukuk Total Return Index (ex-Reinvestment) - $11,767
Bloomberg Global Aggregate - $9,791
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
12/27/2019
7/31/2020
3/31/2021
11/30/2021
7/31/2022
3/31/2023
11/30/2023
7/31/2024
3/31/2025
11/30/2025

Annual Performance

Annualized Returns for the Periods Ended November 30, 2025	1 Year	5 Year	Since Inception (12/27/2019)
SP Funds Dow Jones Global Sukuk ETF	6.02%	0.79%	1.25%
Dow Jones Sukuk Total Return Index (ex-Reinvestment)	6.76%	1.90%	2.78%
Bloomberg Global Aggregate	5.57%	-1.94%	-0.36%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sp-funds.com/spsk for more recent performance information.

How did the Fund perform in the past year?

The Fund returned 6.02% for the fiscal year ended November 30, 2025, as compared to 6.76% for the Down Jones Sukuk Total Return Index (ex-Reinvestment) and 5.57% for the Bloomberg Global Aggregate Bond Index. The Fund invests in U.S dollar denominated and U.S. listed Sukuk issues which are Sharia-compliant as included in the Dow Jones Sukuk Total Return Index (ex-Reinvestment) (the “Index”). The markets were significantly influenced by the combination of moderating inflation, a shift toward monetary easing, and declining interest rates throughout 2025, which provided a favorable backdrop for fixed-income assets and supported capital appreciation across the sector.

What Factors Influenced Performance?

The Fund outperformed other dollar bond categories in 2025, supported by attractive yields, improving credit quality, and monetary easing. The Fund invests in investment-grade fixed income but has an average quality rating of A. Quality improvement helped higher-quality bonds perform well in 2025. The Fund tracks an index of USD-denominated global investment-grade sukuk of various maturities, weighted by market value. The global sukuk market maintained its strength in 2025, with foreign currency-denominated issuances reaching $80 billion. Global sukuks performed well despite external headwinds, including new U.S. tariffs and delayed interest rate cuts. According to a report by VanEck, as of October 31, 2025, sukuks yielded 6.5%, representing a 1.8% premium over the broad U.S. bond market and more than 2% above the 10-year U.S. Treasury bond yield. This performance is attributed to robust growth trends in emerging economies, driven by resilient domestic consumption, energy demand, and strong tech-related export performance.

SP Funds Dow Jones Global Sukuk ETF Tailored Shareholder Report

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$429,517
Number of Holdings	165
Total Advisory Fee Paid	$1,622,753
Annual Portfolio Turnover	24%

What did the Fund invest in?

(as of November 30, 2025)

Sector Breakdown

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents other assets in excess of liabilities.

Top Ten Holdings	(% of total net assets)
KSA Sukuk Ltd	14.2
Perusahaan Penerbit SBSN Indonesia III	10.7
Isdb Trust Services NO 2 SARL	8.0
Suci Second Investment Co	5.0
SA Global Sukuk Ltd	5.0
Saudi Electricity Sukuk Programme Co	4.6
KSA Ijarah Sukuk Ltd	3.2
DP World Crescent Ltd	3.0
Sharjah Sukuk Program Ltd	2.9
SRC Sukuk Ltd	2.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com/spsk.

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds S&P 500 Sharia Industry Exclusions ETF Tailored Shareholder Report

annual Shareholder Report November 30, 2025

SP Funds S&P 500 Sharia Industry Exclusions ETF

TICKER: SPUS (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at www.sp-funds.com/spus. You can also request this information by contacting us at (888) 123-4589 or by writing to SP Funds S&P 500 Sharia Industry Exclusions ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P 500 Sharia Industry Exclusions ETF	$50	0.45%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds S&P 500 Sharia Industry Exclusions ETF - $27,252
S&P 500 Shariah Industry Exclusions Index - $26,627
S&P 500® Total Return Index - $23,502
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
12/17/2019
7/31/2020
3/31/2021
11/30/2021
7/31/2022
3/31/2023
11/30/2023
7/31/2024
3/31/2025
11/30/2025

Annual Performance

Annualized Returns for the Periods Ended November 30, 2025	1 Year	5 Year	Since Inception (12/17/2019)
SP Funds S&P 500 Sharia Industry Exclusions ETF	20.37%	17.33%	18.33%
S&P 500 Shariah Industry Exclusions Index	18.86%	16.73%	17.88%
S&P 500® Total Return Index	15.00%	15.28%	15.43%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sp-funds.com/spus for more recent performance information.

How did the Fund perform in the past year?

The Fund returned 20.37% for the fiscal year ended November 30, 2025, as compared to 18.86% for the S&P 500 Shariah Industry Exclusions Index (the “Index”) and 15.00% for the S&P 500® Total Return Index (the “S&P 500®”). The Fund invests in U.S.-listed companies which are Sharia-compliant as included in the Index. The markets were significantly influenced by the combination of moderating inflation, resilient economic growth, and the anticipation of monetary easing throughout 2025.

What Factors Influenced Performance?

The Fund outperformed the S&P 500® Index in 2025. Factors contributing to this performance included the Fund's debt-exclusion strategy, ethical alignment, and a portfolio orientation toward higher quality and growth. This approach resulted in a high-quality portfolio, as the Fund’s market-cap-weighting approach and Sharia screening process select for companies with high profitability. This strength is reflected in the Fund's robust fundamentals, including a Return on Equity of 33.80% and net margins of 26.36%. Additionally, the Fund demonstrated advantages over the benchmark regarding liquidity and earnings strength, driven by effective risk control through strict debt management metrics such as debt-to-equity and interest coverage ratios.

SP Funds S&P 500 Sharia Industry Exclusions ETF Tailored Shareholder Report

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$1,836,084
Number of Holdings	213
Total Advisory Fee Paid	$5,860,187
Annual Portfolio Turnover	7%

What did the Fund invest in?

(as of November 30, 2025)

Sector Breakdown

(% of total net assets)

Tech Hardware & Semiconductors 39.4%
Software & Tech Services 16.6%
Health Care 13.1%
Media 7.1%
Consumer Discretionary Products 4.3%
Industrial Products 3.4%
Retail & Wholesale - Discretionary 3.3%
Consumer Staple Products 2.8%
Materials 2.6%
Oil & Gas 2.6%
Industrial Services 2.4%
Real Estate 1.2%
Other Assets in Excess of Liabilities 0.4%
Utilities 0.3%
Financial Services 0.2%
Retail & Wholesale - Staples 0.2%
Renewable Energy 0.1%

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	13.2
Apple, Inc.	12.7
Microsoft Corp.	11.2
Broadcom, Inc.	5.8
Alphabet, Inc.	5.7
Tesla, Inc.	3.7
Eli Lilly & Co.	2.6
Exxon Mobil Corp.	1.5
Johnson & Johnson	1.5
AbbVie, Inc.	1.2

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com/spus.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds S&P Global REIT Sharia ETF Tailored Shareholder Report

annual Shareholder Report November 30, 2025

SP Funds S&P Global REIT Sharia ETF

TICKER: SPRE (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SP Funds S&P Global REIT Sharia ETF (the "Fund") for the period December 1 ,2024 to November 30, 2025. You can find additional information about the Fund at www.sp-funds.com/spre. You can also request this information by contacting us at (425) 409-9500 or by writing to SP Funds S&P Global REIT Sharia ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global REIT Sharia ETF	$49	0.50%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

SP Funds S&P Global REIT Sharia ETF - $11,946
S&P Global All Equity REIT Shariah Capped Index - $12,224
S&P 500® Total Return Index - $19,760
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
12/29/2020
5/31/2021
11/30/2021
5/31/2022
11/30/2022
5/31/2023
11/30/2023
5/31/2024
11/30/2024
5/31/2025
11/30/2025

Annual Performance

Annualized Returns for the Periods Ended November 30, 2025	1 Year	Since Inception (12/29/2020)
SP Funds S&P Global REIT Sharia ETF	-4.32%	3.68%
S&P Global All Equity REIT Shariah Capped Index	-4.55%	4.17%
S&P 500® Total Return Index	15.00%	14.85%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sp-funds.com/spre for more recent performance information.

How did the Fund perform in the past year?

The Fund returned -4.32% for the period ended November 30, 2025, as compared to -4.55% for the S&P Global All Equity REIT Shariah Capped Index. The Fund invests in global Real Estate Investment Trust (“REIT”) issues which are sharia compliant as included in the S&P Global All Equity REIT Shariah Capped Index (the “Index”). The Index ended the year down 4.55%, lagging the broader equity market. Two key factors were responsible for that decline: uncertainty around interest rates and the strong negative correlation between the 10-year Treasury and the REIT sector. As the 10-year Treasury yield moved materially higher, REIT total returns retreated.

What Factors Influenced Performance?

Despite a -4.32% return for the period ended November 30, 2025, the Fund has closed the year with solid performance, aligning with REIT's long-term historical averages. The performance was driven by an expected economic soft landing, lower interest rates, and narrowing valuation gaps between public and private real estate markets. These factors, coupled with robust fundamentals in key property sectors and proactive capital-raising strategies, helped SPRE to gain a solid return despite lingering challenges. The FTSE Nareit All Equity REITs Index did a double-digit total return in 2025, consistent with its 25-year historical average of 10%. Favorable REIT conditions included expectations of a U.S. economic soft landing, lower interest rates, and convergence in public-private real estate valuations. Industrial, data centers, telecommunications, healthcare, and self-storage experienced strong growth, while traditional sectors like multifamily and retail  recalibrated after periods of volatility.

SP Funds S&P Global REIT Sharia ETF Tailored Shareholder Report

Key Fund Statistics

(as of November 30, 2025)

Fund Size (Thousands)	$178,646
Number of Holdings	27
Total Advisory Fee Paid	$789,746
Annual Portfolio Turnover	49%

What did the Fund invest in?

(as of November 30, 2025)

Sector Breakdown

(% of total net assets)

Top Ten Holdings	(% of total net assets)
Welltower, Inc.	13.2
Prologis, Inc.	12.5
Goodman Group	11.9
Equinix, Inc.	11.3
Weyerhaeuser Co.	4.9
Mid-America Apartment Communities, Inc.	4.9
Charter Hall Group	4.9
EastGroup Properties, Inc.	4.8
Camden Property Trust	4.8
Sun Communities, Inc.	4.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com/spre.

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

SP Funds Dow Jones Global Sukuk ETF

	FYE 11/30/2025	FYE 11/30/2024
( a ) Audit Fees	$13,500	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$2,625
( d ) All Other Fees	N/A	N/A

SP Funds S&P 500 Sharia Industry Exclusions ETF

	FYE 11/30/2025	FYE 11/30/2024
( a ) Audit Fees	$13,500	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$2,625
( d ) All Other Fees	N/A	N/A

SP Funds S&P Global REIT Sharia ETF

	FYE 11/30/2025	FYE 11/30/2024
( a ) Audit Fees	$13,500	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$2,625
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2025	FYE 11/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

November 30, 2025

Tidal Trust I

SP Funds Dow Jones Global Sukuk ETF	| SPSK	| NYSE Arca, Inc.
SP Funds S&P 500 Sharia Industry Exclusions ETF	| SPUS	| NYSE Arca, Inc.
SP Funds S&P Global REIT Sharia ETF	| SPRE	| NYSE Arca, Inc.

SP Funds ETFs
Table of Contents

SP Funds Dow Jones Global Sukuk ETF

Schedule of Investments

November 30, 2025

CORPORATE SUKUK - 51.3%	Rate	Maturity Date	Principal Amount	Value
Banks - 16.9%
Adib Sukuk Co II Ltd.	5.70%	11/15/2028	$1,300,000	$1,356,906
Ajman Senior Sukuk Ltd.	5.13%	04/30/2030	1,300,000	1,316,049
Al Rajhi Sukuk Ltd.	4.75%	04/05/2028	2,800,000	2,825,176
Al Rajhi Sukuk Ltd.	5.05%	03/12/2029	2,500,000	2,546,144
Al Rajhi Sukuk Ltd.	4.87%	05/19/2030	1,300,000	1,322,889
Alinma Sukuk Ltd.	4.94%	07/15/2030	1,280,000	1,301,780
BBG Sukuk Ltd.	4.56%	10/09/2029	1,950,000	1,964,450
Boubyan Sukuk Ltd.	3.39%	03/29/2027	1,200,000	1,186,511
Boubyan Sukuk Ltd.	4.97%	06/04/2030	1,250,000	1,279,948
BSF Sukuk Co. Ltd.	4.75%	05/31/2028	2,300,000	2,317,378
BSF Sukuk Co. Ltd.	5.00%	01/25/2029	1,800,000	1,823,247
BSF Sukuk Co. Ltd.	5.38%	01/21/2030	1,900,000	1,959,455
DIB Sukuk Ltd.	2.74%	02/16/2027	1,800,000	1,765,192
DIB Sukuk Ltd.	5.49%	11/30/2027	1,800,000	1,844,704
DIB Sukuk Ltd.	4.80%	08/16/2028	2,255,000	2,285,442
DIB Sukuk Ltd.	5.24%	03/04/2029	2,500,000	2,563,358
DIB Sukuk Ltd.	4.57%	11/19/2030	2,240,000	2,228,839
EI Sukuk Co. Ltd.	5.43%	05/28/2029	1,900,000	1,959,278
EI Sukuk Co. Ltd.	5.06%	03/25/2030	1,800,000	1,834,651
EI Sukuk Co. Ltd.	4.54%	03/23/2031	1,185,000	1,184,335
Fab Sukuk Co. Ltd.	2.59%	03/02/2027	1,200,000	1,177,497
Fab Sukuk Co. Ltd.	4.58%	01/17/2028	1,200,000	1,211,992
Fab Sukuk Co. Ltd.	4.78%	01/23/2029	2,030,000	2,068,458
Fab Sukuk Co. Ltd.	5.15%	01/16/2030	1,600,000	1,658,146
KFH Sukuk Co.	5.01%	01/17/2029	2,495,000	2,543,048
KFH Sukuk Co.	5.38%	01/14/2030	2,400,000	2,490,817
MAR Finance LLC	4.88%	05/29/2030	1,250,000	1,274,889
Mashreq AL Islami Sukuk Co. Ltd.	5.03%	04/22/2030	1,275,000	1,303,177
QIB Sukuk Ltd.	5.58%	11/22/2028	2,100,000	2,179,048
QIB Sukuk Ltd.	4.49%	09/17/2029	1,800,000	1,807,696
QIB Sukuk Ltd.	4.80%	06/12/2030	1,800,000	1,833,376
QIIB Senior Oryx Ltd.	5.25%	01/24/2029	1,800,000	1,848,307
QIIB Senior Oryx Ltd.	4.50%	11/13/2030	1,135,000	1,139,901
Riyad Sukuk Ltd.(a)	6.21%	07/14/2035	3,100,000	3,162,784
Riyad Sukuk Ltd.(a)	5.83%	10/14/2035	600,000	598,367
SIB Sukuk Co. III Ltd.	5.25%	07/03/2029	1,250,000	1,279,988
SIB Sukuk Co. III Ltd.	5.20%	02/26/2030	1,200,000	1,228,157
SIB Sukuk Co. III Ltd.	4.60%	11/12/2030	1,140,000	1,135,272
SNB Sukuk Ltd.	2.34%	01/19/2027	1,800,000	1,761,750
SNB Sukuk Ltd.	5.13%	02/27/2029	2,100,000	2,151,037
SNB Sukuk Ltd.(a)	5.94%	07/18/2036	550,000	562,979
Warba Sukuk Ltd.	5.35%	07/10/2029	1,250,000	1,288,080
				72,570,498

The accompanying notes are an integral part of these financial statements.

Chemicals - 1.2%
Equate Sukuk SPC Ltd.	5.00%	09/05/2031	1,850,000	1,882,212
Ma’aden Sukuk Ltd.	5.25%	02/13/2030	1,925,000	1,978,147
Ma’aden Sukuk Ltd.	5.50%	02/13/2035	1,200,000	1,252,468
				5,112,827
Commercial Finance - 0.7%
Air Lease Corporation Sukuk Ltd.	5.85%	04/01/2028	1,450,000	1,481,283
DAE Sukuk Difc Ltd.	4.50%	10/16/2030	1,545,000	1,534,018
				3,015,301
Consumer Finance - 2.6%
SRC Sukuk Ltd.	5.00%	02/27/2028	2,475,000	2,508,883
SRC Sukuk Ltd.	4.38%	04/02/2029	3,760,000	3,758,703
SRC Sukuk Ltd.	5.38%	02/27/2035	2,550,000	2,664,502
SRC Sukuk Ltd.	4.88%	10/02/2035	2,260,000	2,262,466
				11,194,554
Exploration & Production - 2.0%
Adnoc Murban Sukuk Ltd.	4.75%	05/06/2035	3,725,000	3,768,891
EDO Sukuk Ltd.	5.66%	07/03/2031	2,000,000	2,097,673
EDO Sukuk Ltd.	5.88%	09/21/2033	2,510,000	2,670,996
				8,537,560
Financial Services - 7.0%
Aercap Sukuk Ltd.	4.50%	10/03/2029	1,200,000	1,192,339
Dua Capital Ltd.	2.78%	05/11/2031	1,400,000	1,298,927
Khazanah Global Sukuk Bhd.	4.69%	06/01/2028	1,900,000	1,930,153
Khazanah Global Sukuk Bhd.	4.48%	09/05/2029	1,200,000	1,221,333
Mdgh Sukuk Ltd.	4.96%	04/04/2034	2,500,000	2,600,425
Mdgh Sukuk Ltd.	5.00%	06/04/2035	2,255,000	2,342,041
Suci Second Investment Co.	4.38%	09/10/2027	3,375,000	3,380,891
Suci Second Investment Co.	6.00%	10/25/2028	5,090,000	5,340,529
Suci Second Investment Co.	5.17%	03/05/2031	4,520,000	4,670,909
Suci Second Investment Co.	4.88%	05/08/2032	3,075,000	3,121,285
Suci Second Investment Co.	6.25%	10/25/2033	2,820,000	3,116,567
				30,215,399
Food & Beverage - 0.7%
Almarai Co. JSC	5.23%	07/25/2033	1,900,000	1,957,660
Almarai Sukuk Ltd.	4.45%	09/24/2030	1,175,000	1,165,871
				3,123,531
Integrated Oils - 4.8%
SA Global Sukuk Ltd.	4.25%	10/02/2029	3,725,000	3,712,443
SA Global Sukuk Ltd.	4.13%	09/17/2030	3,760,000	3,708,795
SA Global Sukuk Ltd.	2.69%	06/17/2031	6,745,000	6,143,410
SA Global Sukuk Ltd.	4.75%	10/02/2034	3,365,000	3,351,796
SA Global Sukuk Ltd.	4.63%	09/17/2035	3,740,000	3,655,024
				20,571,468

The accompanying notes are an integral part of these financial statements.

Pipeline - 0.8%
TMS Issuer SARL(b)	5.78%	08/23/2032	3,380,000	3,524,664

Power Generation - 0.4%
TNB Global Ventures Capital Bhd.	4.85%	11/01/2028	1,800,000	1,837,330

Real Estate - 3.3%
Aldar Investment Properties Sukuk Ltd.	4.88%	05/24/2033	1,200,000	1,208,254
Aldar Investment Properties Sukuk Ltd.	5.50%	05/16/2034	1,200,000	1,251,172
Aldar Investment Properties Sukuk Ltd.	5.25%	03/25/2035	1,250,000	1,275,713
Aldar Sukuk No. 2 Ltd.	3.88%	10/22/2029	1,200,000	1,172,441
Emaar Sukuk Ltd.	3.88%	09/17/2029	1,200,000	1,179,052
Emaar Sukuk Ltd.	3.70%	07/06/2031	1,200,000	1,158,427
Esic Sukuk Ltd.	5.83%	02/14/2029	1,800,000	1,859,602
MAF Sukuk Ltd.	4.64%	05/14/2029	1,400,000	1,408,525
MAF Sukuk Ltd.	3.93%	02/28/2030	1,400,000	1,372,668
MAF Sukuk Ltd.	5.00%	06/01/2033	1,200,000	1,223,913
MAF Sukuk Ltd.	4.88%	10/22/2035	1,185,000	1,175,567
				14,285,334
Transportation & Logistics - 3.0%
DP World Crescent Ltd.	4.85%	09/26/2028	2,425,000	2,450,251
DP World Crescent Ltd.	3.88%	07/18/2029	2,250,000	2,201,271
DP World Crescent Ltd.	3.75%	01/30/2030	1,200,000	1,166,978
DP World Crescent Ltd.	5.50%	09/13/2033	3,405,000	3,538,251
DP World Crescent Ltd.	5.50%	05/08/2035	3,400,000	3,525,562
				12,882,313
Utilities - 6.9%
National Central Cooling Co. PJSC	5.28%	03/05/2030	1,650,000	1,697,559
Saudi Electricity Global Sukuk Co. 2	5.06%	04/08/2043	2,250,000	2,219,304
Saudi Electricity Global Sukuk Co. 3	5.50%	04/08/2044	2,265,000	2,303,000
Saudi Electricity Global Sukuk Co. 4	4.72%	09/27/2028	3,000,000	3,055,875
Saudi Electricity Global Sukuk Co. 5	2.41%	09/17/2030	1,600,000	1,458,410
Saudi Electricity Sukuk Programme Co.	4.94%	02/13/2029	2,000,000	2,038,530
Saudi Electricity Sukuk Programme Co.	5.23%	02/18/2030	3,700,000	3,798,783
Saudi Electricity Sukuk Programme Co.	4.63%	04/11/2033	2,690,000	2,707,833
Saudi Electricity Sukuk Programme Co.	5.19%	02/13/2034	3,500,000	3,607,471
Saudi Electricity Sukuk Programme Co.	5.49%	02/18/2035	2,835,000	2,975,546
Saudi Electricity Sukuk Programme Co.	5.68%	04/11/2053	3,700,000	3,723,499
				29,585,810
Wireless Telecommunications Services - 0.3%
Axiata SPV2 Bhd.	2.16%	08/19/2030	1,200,000	1,091,863

Wireline Telecommunications Services - 0.7%
Saudi Telecom Co.	3.89%	05/13/2029	2,820,000	2,805,168

TOTAL CORPORATE SUKUK (Cost $217,063,606)				220,353,620

The accompanying notes are an integral part of these financial statements.

FOREIGN GOVERNMENT SUKUK - 47.1%	Rate	Maturity Date	Principal Amount	Value
Sovereigns - 39.0%(c)
Global Sukuk Ventures	4.25%	11/10/2035	6,770,000	6,736,267
Hong Kong Sukuk 2017 Ltd.	3.13%	02/28/2027	2,400,000	2,387,644
KSA Ijarah Sukuk Ltd.	4.25%	09/09/2030	5,075,000	5,079,372
KSA Ijarah Sukuk Ltd.	4.88%	09/09/2035	7,345,000	7,432,468
KSA Sukuk Ltd.	3.63%	04/20/2027	10,150,000	10,091,895
KSA Sukuk Ltd.	5.25%	06/04/2027	3,125,000	3,181,045
KSA Sukuk Ltd.	5.27%	10/25/2028	6,070,000	6,265,894
KSA Sukuk Ltd.	4.30%	01/19/2029	4,505,000	4,522,817
KSA Sukuk Ltd.	4.27%	05/22/2029	6,760,000	6,785,958
KSA Sukuk Ltd.	2.97%	10/29/2029	5,640,000	5,395,196
KSA Sukuk Ltd.	5.25%	06/04/2030	3,725,000	3,880,582
KSA Sukuk Ltd.	2.25%	05/17/2031	4,900,000	4,408,328
KSA Sukuk Ltd.	4.51%	05/22/2033	6,750,000	6,742,912
KSA Sukuk Ltd.	5.25%	06/04/2034	5,060,000	5,278,121
Malaysia Sovereign Sukuk Bhd.	4.24%	04/22/2045	1,150,000	1,047,129
Malaysia Sukuk Global Bhd.	4.08%	04/27/2046	1,200,000	1,075,265
Malaysia Wakala Sukuk Bhd.	2.07%	04/28/2031	1,900,000	1,735,625
Malaysia Wakala Sukuk Bhd.	3.08%	04/28/2051	1,200,000	882,599
Oman Sovereign Sukuk Co.	4.88%	06/15/2030	4,315,000	4,425,221
Oman Sovereign Sukuk Co.	4.53%	04/17/2033	2,560,000	2,554,253
Perusahaan Penerbit SBSN Indonesia III	4.15%	03/29/2027	4,520,000	4,530,803
Perusahaan Penerbit SBSN Indonesia III	4.40%	06/06/2027	3,965,000	3,985,915
Perusahaan Penerbit SBSN Indonesia III	4.40%	03/01/2028	3,955,000	3,984,504
Perusahaan Penerbit SBSN Indonesia III	5.40%	11/15/2028	2,500,000	2,597,187
Perusahaan Penerbit SBSN Indonesia III	4.45%	02/20/2029	3,100,000	3,123,250
Perusahaan Penerbit SBSN Indonesia III	5.10%	07/02/2029	1,900,000	1,954,188
Perusahaan Penerbit SBSN Indonesia III	5.00%	05/25/2030	2,650,000	2,719,466
Perusahaan Penerbit SBSN Indonesia III	2.80%	06/23/2030	2,500,000	2,337,464
Perusahaan Penerbit SBSN Indonesia III	4.55%	07/23/2030	2,715,000	2,736,868
Perusahaan Penerbit SBSN Indonesia III	4.50%	12/01/2030	2,470,000	2,483,619
Perusahaan Penerbit SBSN Indonesia III	2.55%	06/09/2031	2,250,000	2,047,523
Perusahaan Penerbit SBSN Indonesia III	4.70%	06/06/2032	3,380,000	3,421,910
Perusahaan Penerbit SBSN Indonesia III	5.60%	11/15/2033	2,425,000	2,560,946
Perusahaan Penerbit SBSN Indonesia III	5.20%	07/02/2034	2,255,000	2,310,208
Perusahaan Penerbit SBSN Indonesia III	5.25%	11/25/2034	2,200,000	2,255,011
Perusahaan Penerbit SBSN Indonesia III	5.20%	07/23/2035	2,705,000	2,767,829
Perusahaan Penerbit SBSN Indonesia III	5.00%	12/01/2035	2,020,000	2,032,854
Perusahaan Penerbit SBSN Indonesia III	3.80%	06/23/2050	1,900,000	1,468,567
Perusahaan Penerbit SBSN Indonesia III	3.55%	06/09/2051	1,675,000	1,234,266
Perusahaan Penerbit SBSN Indonesia III	5.50%	07/02/2054	1,600,000	1,613,021
Perusahaan Penerbit SBSN Indonesia III	5.65%	11/25/2054	1,800,000	1,834,246
RAK Capital	5.00%	03/12/2035	2,500,000	2,590,756
ROP Sukuk Trust	5.05%	06/06/2029	2,500,000	2,571,875
Sharjah Sukuk Program Ltd.	2.94%	06/10/2027	2,475,000	2,407,908
Sharjah Sukuk Program Ltd.	4.23%	03/14/2028	3,000,000	2,965,991
Sharjah Sukuk Program Ltd.	3.23%	10/23/2029	2,490,000	2,363,785
Sharjah Sukuk Program Ltd.	3.89%	04/04/2030	1,800,000	1,748,719
Sharjah Sukuk Program Ltd.	3.20%	07/13/2031	1,875,000	1,727,872
Sharjah Sukuk Program Ltd.	6.09%	03/19/2034	2,200,000	2,349,961

The accompanying notes are an integral part of these financial statements.

Sharjah Sukuk Program Ltd.	3.85%	03/19/2035	1,000,000	914,664
Sharjah Sukuk Program Ltd.	5.43%	04/17/2035	2,450,000	2,494,541
Sharjah Sukuk Program Ltd.	5.19%	05/25/2036	1,715,000	1,710,034
				167,754,342
Supranationals - 8.1%
ICDPS Sukuk Ltd.	4.95%	02/14/2029	1,300,000	1,335,170
ICDPS Sukuk Ltd.	4.39%	10/09/2030	1,185,000	1,188,448
Isdb Trust Services No. 2 SARL	3.21%	04/28/2027	3,965,000	3,935,757
Isdb Trust Services No. 2 SARL	4.75%	10/27/2027	2,400,000	2,446,418
Isdb Trust Services No. 2 SARL	4.60%	03/14/2028	4,510,000	4,600,639
Isdb Trust Services No. 2 SARL	4.91%	10/03/2028	4,735,000	4,890,536
Isdb Trust Services No. 2 SARL	4.75%	05/15/2029	4,520,000	4,675,391
Isdb Trust Services No. 2 SARL	4.05%	10/15/2029	3,100,000	3,131,431
Isdb Trust Services No. 2 SARL	4.21%	03/18/2030	4,100,000	4,172,344
Isdb Trust Services No. 2 SARL	4.25%	06/25/2030	4,270,000	4,356,744
				34,732,878

TOTAL FOREIGN GOVERNMENT SUKUK (Cost $200,739,950)				202,487,220

TOTAL INVESTMENTS - 98.4% (Cost $417,803,556)				$422,840,840
Other Assets in Excess of Liabilities - 1.6%				6,676,154
TOTAL NET ASSETS - 100.0%				$429,516,994

Percentages are stated as a percent of net assets.

JSC	Joint Stock Company
PJSC	Public Joint Stock Company
SPC	Special-Purpose Company
SPV2	Special-Purpose Vehicle2

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2025.
(b)	Sinkable security.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

SP Funds S&P 500 Sharia Industry Exclusions ETF
Schedule of Investments
November 30, 2025

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary Products - 4.3%
D.R. Horton, Inc.	15,329	$2,437,464
Deckers Outdoor Corp.(a)	8,312	731,705
Masco Corp.	11,770	763,520
Mohawk Industries, Inc.(a)	2,902	336,342
Nike, Inc. - Class B	66,030	4,267,519
PulteGroup, Inc.	11,061	1,406,848
Ralph Lauren Corp. - Class A	2,123	779,842
Tapestry, Inc.	11,615	1,269,287
Tesla, Inc.(a)	157,045	67,556,048
		79,548,575

Consumer Staple Products - 2.8%
Church & Dwight Co., Inc.	13,676	1,164,648
Clorox Co.	6,739	727,408
Colgate-Palmolive Co.	45,284	3,640,381
Estee Lauder Cos., Inc. - Class A	13,102	1,232,505
Hershey Co.	8,133	1,529,655
Kellanova	14,968	1,251,924
Kenvue, Inc.	107,608	1,866,999
Kimberly-Clark Corp.	18,395	2,007,262
McCormick & Co., Inc.	13,980	943,370
Mondelez International, Inc. - Class A	72,449	4,170,889
Monster Beverage Corp.(a)	39,259	2,944,032
PepsiCo, Inc.	76,736	11,413,713
Procter & Gamble Co.	131,278	19,450,148
		52,342,934

Financial Services - 0.2%
Equifax, Inc.	6,784	1,440,718
Fair Isaac Corp.(a)	1,166	2,105,598
		3,546,316

Health Care - 13.1%
Abbott Laboratories, ADR	97,523	12,570,715
AbbVie, Inc.	98,995	22,541,161
Agilent Technologies, Inc.	15,948	2,448,018
Align Technology, Inc.(a)	3,683	542,101
Becton Dickinson & Co.	16,020	3,108,200
Biogen, Inc.(a)	8,063	1,468,192
Bio-Techne Corp.	8,759	565,043
Boston Scientific Corp.(a)	82,759	8,406,659
Cardinal Health, Inc.	13,306	2,824,332
Cencora, Inc.	10,906	4,023,551
Charles River Laboratories International, Inc.(a)	2,561	456,217
Cooper Cos., Inc.(a)	11,040	860,347
Danaher Corp.	35,505	8,051,824

The accompanying notes are an integral part of these financial statements.

Dexcom, Inc.(a)	21,906	1,390,374
Edwards Lifesciences Corp.(a)	32,685	2,832,809
Eli Lilly & Co.	44,725	48,100,396
GE HealthCare Technologies, Inc.	25,487	2,038,705
Gilead Sciences, Inc.	69,594	8,757,709
Henry Schein, Inc.(a)	6,666	497,084
Hologic, Inc.(a)	12,344	925,430
IDEXX Laboratories, Inc.(a)	4,476	3,369,891
Incyte Corp.(a)	8,944	934,290
Insulet Corp.(a)	3,790	1,240,050
Intuitive Surgical, Inc.(a)	19,753	11,327,950
Johnson & Johnson	134,856	27,904,403
Labcorp Holdings, Inc.	4,632	1,244,989
McKesson Corp.	6,827	6,015,406
Medtronic PLC	71,856	7,568,592
Merck & Co., Inc.	140,717	14,751,363
Mettler-Toledo International, Inc.(a)	997	1,472,290
Regeneron Pharmaceuticals, Inc.	5,808	4,531,343
ResMed, Inc.	8,068	2,064,036
Revvity, Inc.	6,483	676,890
STERIS PLC	5,333	1,420,071
Stryker Corp.	19,190	7,122,944
Thermo Fisher Scientific, Inc.	21,002	12,408,612
Waters Corp.(a)	3,264	1,316,763
West Pharmaceutical Services, Inc.	3,851	1,067,690
Zimmer Biomet Holdings, Inc.	10,938	1,066,674
		239,913,114

Industrial Products - 3.4%
3M Co.	30,157	5,188,512
A.O. Smith Corp.	6,244	411,979
Allegion PLC	4,744	787,646
Carrier Global Corp.	44,652	2,450,502
Cummins, Inc.	7,637	3,803,073
Dover Corp.	7,615	1,410,907
Emerson Electric Co.	31,530	4,205,471
GE Vernova, Inc.	15,161	9,093,113
Generac Holdings, Inc.(a)	3,244	491,888
Hubbell, Inc.	2,973	1,282,641
IDEX Corp.	4,035	701,808
Illinois Tool Works, Inc.	14,861	3,704,550
Ingersoll Rand, Inc.	22,455	1,804,035
Johnson Controls International PLC	36,734	4,272,532
Lennox International, Inc.	1,736	866,038
Nordson Corp.	3,006	714,406
Otis Worldwide Corp.	22,028	1,957,188
Pentair PLC	9,137	961,578
Rockwell Automation, Inc.	6,229	2,465,812
TE Connectivity PLC	16,501	3,731,701
Trane Technologies PLC	12,353	5,206,542
Trimble, Inc.(a)	13,301	1,082,967
Veralto Corp.	13,751	1,391,876

The accompanying notes are an integral part of these financial statements.

Westinghouse Air Brake Technologies Corp.	9,450	1,970,798
Xylem, Inc.	13,537	1,904,250
		61,861,813

Industrial Services - 2.4%
C.H. Robinson Worldwide, Inc.	6,524	1,036,468
Cintas Corp.	19,146	3,561,539
CSX Corp.	105,206	3,720,084
Expeditors International of Washington, Inc.	7,599	1,116,293
Fastenal Co.	64,127	2,590,731
J.B. Hunt Transport Services, Inc.	4,378	761,597
Norfolk Southern Corp.	12,468	3,641,778
Old Dominion Freight Line, Inc.	10,365	1,402,281
Quanta Services, Inc.	8,143	3,785,518
Republic Services, Inc. - Class A	11,189	2,428,684
Rollins, Inc.	15,758	968,802
Union Pacific Corp.	33,429	7,749,845
United Parcel Service, Inc. - Class B	40,985	3,925,953
W.W. Grainger, Inc.	2,305	2,186,592
Waste Management, Inc.	20,456	4,456,749
		43,332,914

Materials - 2.6%
Air Products and Chemicals, Inc.	12,330	3,218,746
Albemarle Corp.	6,464	840,255
Avery Dennison Corp.	4,370	753,257
CF Industries Holdings, Inc.	9,008	708,930
Corteva, Inc.	38,099	2,570,539
DuPont de Nemours, Inc.	23,387	930,101
Ecolab, Inc.	13,964	3,842,334
Freeport-McMoRan, Inc.	80,476	3,458,858
Linde PLC	26,305	10,793,468
Martin Marietta Materials, Inc.	3,301	2,057,315
Newmont Corp.	62,281	5,650,755
Nucor Corp.	12,929	2,062,046
Packaging Corp. of America	4,909	1,001,780
PPG Industries, Inc.	12,542	1,254,702
Sherwin-Williams Co.	12,920	4,440,475
Steel Dynamics, Inc.	7,661	1,285,746
Vulcan Materials Co.	7,369	2,190,362
		47,059,669

Media - 7.1%
Alphabet, Inc. - Class A	326,097	104,409,737
Booking Holdings, Inc.	1,765	8,674,428
DoorDash, Inc. - Class A(a)	19,130	3,794,818
GoDaddy, Inc. - Class A(a)	7,871	1,006,386
Trade Desk, Inc. - Class A(a)	25,014	989,554
Uber Technologies, Inc.(a)	117,046	10,246,207
VeriSign, Inc.	4,492	1,131,939
		130,253,069

The accompanying notes are an integral part of these financial statements.

Oil & Gas - 2.6%
Baker Hughes Co.	55,372	2,779,674
ConocoPhillips	70,681	6,268,698
Coterra Energy, Inc.	42,607	1,143,572
Devon Energy Corp.	35,968	1,332,974
EOG Resources, Inc.	30,518	3,291,366
Exxon Mobil Corp.	241,468	27,990,971
Halliburton Co.	48,054	1,259,976
SLB NV	83,986	3,043,653
Texas Pacific Land Corp.	905	782,182
		47,893,066

Real Estate - 1.2%
AvalonBay Communities, Inc. - REIT	7,857	1,429,502
Camden Property Trust - REIT	5,950	632,723
Equinix, Inc. - REIT	5,312	4,001,583
Mid-America Apartment Communities, Inc. - REIT	6,444	875,675
Prologis, Inc. - REIT	51,959	6,678,290
Welltower, Inc. - REIT	37,626	7,834,486
Weyerhaeuser Co. - REIT	40,584	901,371
		22,353,630

Renewable Energy - 0.1%
First Solar, Inc.(a)	5,969	1,629,060

Retail & Wholesale - Discretionary - 3.3%
AutoZone, Inc.(a)	940	3,717,070
Best Buy Co., Inc.	10,690	847,503
Builders FirstSource, Inc.(a)	6,125	687,409
Copart, Inc.(a)	49,205	1,918,011
eBay, Inc.	25,834	2,138,797
Genuine Parts Co.	7,695	1,003,428
Home Depot, Inc.	55,541	19,823,694
Lowe’s Cos., Inc.	31,189	7,562,709
Lululemon Athletica, Inc.(a)	6,126	1,128,287
O’Reilly Automotive, Inc.(a)	47,822	4,863,497
Pool Corp.	2,005	488,418
Ross Stores, Inc.	18,254	3,219,275
TJX Cos., Inc.	62,447	9,486,948
Tractor Supply Co.	29,568	1,619,735
Ulta Beauty, Inc.(a)	2,373	1,278,644
Williams-Sonoma, Inc.	6,724	1,210,387
		60,993,812

Retail & Wholesale - Staples - 0.2%
Archer-Daniels-Midland Co.	26,768	1,625,889
Target Corp.	25,310	2,293,592
		3,919,481

Software & Tech Services - 16.6%
Accenture PLC - Class A	34,995	8,748,750
Adobe, Inc.(a)	23,753	7,604,048

The accompanying notes are an integral part of these financial statements.

Akamai Technologies, Inc.(a)	8,048	720,457
Autodesk, Inc.(a)	11,912	3,613,386
Cadence Design Systems, Inc.(a)	15,166	4,729,365
CDW Corp.	7,349	1,059,873
Cognizant Technology Solutions Corp. - Class A	27,579	2,143,164
CrowdStrike Holdings, Inc. - Class A(a)	13,809	7,030,990
EPAM Systems, Inc.(a)	3,129	585,123
Fortinet, Inc.(a)	35,435	2,874,842
Gartner, Inc.(a)	4,312	1,003,575
Microsoft Corp.	418,168	205,742,838
Oracle Corp.	92,875	18,756,106
Palo Alto Networks, Inc.(a)	36,927	7,020,931
PTC, Inc.(a)	6,582	1,154,680
Roper Technologies, Inc.	5,982	2,669,288
Salesforce, Inc.	53,677	12,374,696
ServiceNow, Inc.(a)	11,582	9,409,333
Synopsys, Inc.(a)	10,315	4,311,773
Tyler Technologies, Inc.(a)	2,277	1,069,325
Workday, Inc. - Class A(a)	12,049	2,598,005
		305,220,548

Tech Hardware & Semiconductors - 39.4%(b)
Advanced Micro Devices, Inc.(a)	90,796	19,750,854
Analog Devices, Inc.	27,724	7,356,286
Apple, Inc.	834,876	232,805,173
Applied Materials, Inc.	45,380	11,447,105
Arista Networks, Inc.(a)	57,667	7,535,924
Broadcom, Inc.	263,567	106,206,958
Cisco Systems, Inc.	222,887	17,148,926
Corning, Inc.	43,175	3,635,335
F5, Inc.(a)	3,166	757,181
Garmin Ltd.	8,629	1,685,416
Jabil, Inc.	5,974	1,258,782
KLA Corp.	7,375	8,669,091
Lam Research Corp.	71,694	11,184,264
Microchip Technology, Inc.	30,148	1,615,330
Micron Technology, Inc.	62,490	14,777,635
Monolithic Power Systems, Inc.	2,503	2,323,209
NetApp, Inc.	11,203	1,249,807
NVIDIA Corp.	1,372,671	242,962,767
NXP Semiconductors NV	13,978	2,724,871
ON Semiconductor Corp.(a)	23,367	1,173,958
QUALCOMM, Inc.	61,312	10,305,934
Sandisk Corp.(a)	4,176	932,417
Seagate Technology Holdings PLC	11,830	3,273,243
Skyworks Solutions, Inc.	8,234	543,032
Super Micro Computer, Inc.(a)	28,754	973,323
Teradyne, Inc.	8,932	1,624,641
Texas Instruments, Inc.	50,817	8,550,977
Zebra Technologies, Corp. - Class A(a)	2,644	668,271
		723,140,710

The accompanying notes are an integral part of these financial statements.

Utilities - 0.3%
Constellation Energy Corp.	17,512	6,380,672

TOTAL COMMON STOCKS (Cost $1,396,128,094)		1,829,389,383

CONTINGENT VALUE RIGHTS - 0.0%(c)	Shares	Value
Health Care - 0.0%
ABIOMED, Inc., CVR(a)(d)	405	—

TOTAL CONTINGENT VALUE RIGHTS (Cost $–)		—

TOTAL INVESTMENTS - 99.6% (Cost $1,396,128,094)		$1,829,389,383
Other Assets in Excess of Liabilities - 0.4%		6,694,142
TOTAL NET ASSETS - 100.0%		$1,836,083,525

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CVR	Contingent Value Rights
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

The accompanying notes are an integral part of these financial statements.

SP Funds S&P Global REIT Sharia ETF
Schedule of Investments
November 30, 2025

COMMON STOCKS - 99.7%	Shares	Value
Financial Services - 0.3%
Servet Gayrimenkul Yatirim Ortakligi AS(a)	1	$0
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,006,527	525,979
		525,979

Real Estate - 99.4%(b)
Arena REIT - REIT	453,818	1,065,454
AvalonBay Communities, Inc. - REIT	46,981	8,547,723
Avrupakent Gayrimenkul Yatirim Ortakligi AS	126,410	161,574
Axis Real Estate Investment Trust - REIT	2,121,106	1,052,212
BWP Trust	638,172	1,594,530
Camden Property Trust - REIT	80,731	8,584,935
Charter Hall Group	534,240	8,709,787
Citicore Energy REIT Corp. - REIT	2,810,324	173,474
EastGroup Properties, Inc. - REIT	47,670	8,636,851
Equinix, Inc. - REIT	26,773	20,168,369
Equity LifeStyle Properties, Inc. - REIT	135,737	8,533,785
Goodman Group - REIT	1,090,993	21,235,177
IGB Real Estate Investment Trust - REIT	1,840,595	1,224,836
IMPACT Growth Real Estate Investment Trust - REIT	704,037	218,679
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(a)	474,038	122,520
Mid-America Apartment Communities, Inc. - REIT	64,152	8,717,615
Panora Gayrimenkul Yatirim Ortakligi	46,266	89,848
PotlatchDeltic Corp. - REIT	80,251	3,229,300
Prologis, Inc. - REIT	174,408	22,416,660
Rayonier, Inc. - REIT	160,074	3,555,244
RL Commercial REIT, Inc. - REIT	6,569,524	862,569
SITE Centers Corp. - REIT	59,192	435,653
Sun Communities, Inc. - REIT	66,354	8,549,049
Terreno Realty Corp. - REIT	116,592	7,320,812
Welltower, Inc. - REIT	113,614	23,656,707
Weyerhaeuser Co. - REIT	396,021	8,795,626
		177,658,989

TOTAL COMMON STOCKS (Cost $167,079,830)		178,184,968

TOTAL INVESTMENTS - 99.7% (Cost $167,079,830)		$178,184,968
Other Assets in Excess of Liabilities - 0.3%		460,987
TOTAL NET ASSETS - 100.0%		$178,645,955

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

November 30, 2025

		SP Funds S&P 500
	SP Funds Dow Jones	Sharia Industry	SP Funds S&P Global
	Global Sukuk ETF	Exclusions ETF	REIT Sharia ETF
ASSETS:
Investments, at value (cost $417,803,556,
$1,396,128,094 and $167,079,830) (Note 2)	$422,840,840	$1,829,389,383	$178,184,968
Receivable for investments sold	18,253,677	–	–
Sukuk income receivable	4,276,450	–	–
Cash	1,839,259	5,956,547	154,130
Dividends receivable	–	1,400,662	377,452
Dividend tax reclaim receivable	–	3,765	1,056
Total assets	447,210,226	1,836,750,357	178,717,606

LIABILITIES:
Payable for investments purchased	17,521,453	–	–
Payable to adviser (Note 4)	171,779	666,832	71,651
Total liabilities	17,693,232	666,832	71,651
NET ASSETS	$429,516,994	$1,836,083,525	$178,645,955

NET ASSETS CONSISTS OF:
Paid-in capital	$421,188,352	$1,416,350,954	$183,405,677
Total distributable earnings/(accumulated losses)	8,328,642	419,732,571	(4,759,722)
Total Net Assets	$429,516,994	$1,836,083,525	$178,645,955

Net assets	$429,516,994	$1,836,083,525	$178,645,955
Shares issued and outstanding(a)	23,175,000	35,800,000	9,075,000
Net asset value per share	$18.53	$51.29	$19.69

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended November 30, 2025

	SP Funds Dow	SP Funds S&P 500	SP Funds S&P
	Jones Global	Sharia Industry	Global REIT
	Sukuk ETF	Exclusions ETF	Sharia ETF
INVESTMENT INCOME:
Dividend income	$–	$12,020,923	$3,835,574
Less: Dividend withholding taxes	–	(14,140)	(35,815)
Less: Issuance fees	–	(147)	–
Sukuk income	14,906,290	–	–
Total investment income	14,906,290	12,006,636	3,799,759

EXPENSES:
Investment advisory fee (Note 4)	1,622,753	5,860,187	789,746
Interest expense (Note 8)	–	–	560
Total expenses	1,622,753	5,860,187	790,306
NET INVESTMENT INCOME (LOSS)	13,283,537	6,146,449	3,009,453

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,284,638)	(4,052,798)	(1,955,655)
In-kind redemptions	–	59,464,911	158,396
Foreign currency transactions	–	–	41,813
Net realized gain (loss)	(1,284,638)	55,412,113	(1,755,446)
Net change in unrealized appreciation (depreciation) on:
Investments	7,269,117	225,764,697	(7,328,089)
Foreign currency translations	–	–	227
Net change in unrealized appreciation (depreciation)	7,269,117	225,764,697	(7,327,862)
Net realized and unrealized gain (loss)	5,984,479	281,176,810	(9,083,308)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$19,268,016	$287,323,259	$(6,073,855)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SP Funds Dow Jones Global Sukuk ETF		SP Funds S&P 500 Sharia Industry Exclusions ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$13,283,537	$7,948,121	$6,146,449	$3,151,283
Net realized gain (loss)	(1,284,638)	(520,216)	55,412,113	(7,698,307)
Net change in unrealized appreciation (depreciation)	7,269,117	3,704,396	225,764,697	156,967,856
Net increase (decrease) in net assets resulting from operations	19,268,016	11,132,301	287,323,259	152,420,832

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(10,622,765)	(5,756,705)	(6,147,611)	(3,139,234)
Return of capital	–	–	(2,917,748)	(1,552,247)
Total distributions to shareholders	(10,622,765)	(5,756,705)	(9,065,359)	(4,691,481)

CAPITAL TRANSACTIONS:
Subscriptions	156,572,355	107,934,082	828,986,664	427,344,387
Redemptions	–	–	(198,864,757)	(854,060)
ETF transaction fees (Note 9)	3,041	37,138	–	–
Net increase (decrease) in net assets from capital transactions	156,575,396	107,971,220	630,121,907	426,490,327

NET INCREASE (DECREASE) IN NET ASSETS	165,220,647	113,346,816	908,379,807	574,219,678

NET ASSETS:
Beginning of the period	264,296,347	150,949,531	927,703,718	353,484,040
End of the period	$429,516,994	$264,296,347	$1,836,083,525	$927,703,718

SHARES TRANSACTIONS
Subscriptions	8,575,000	6,025,000	18,550,000	10,875,000
Redemptions	–	–	(4,375,000)	(25,000)
Total increase (decrease) in shares outstanding	8,575,000	6,025,000	14,175,000	10,850,000

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	SP Funds S&P Global REIT Sharia ETF
		Year Ended
	Year Ended	November 30,
	November 30, 2025	2024
OPERATIONS:
Net investment income (loss)	$3,009,453	$2,437,518
Net realized gain (loss)	(1,755,446)	(4,643,779)
Net change in unrealized appreciation (depreciation)	(7,327,862)	23,367,185
Net increase (decrease) in net assets resulting from operations	(6,073,855)	21,160,924

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(4,933,717)	(3,312,054)
Return of capital	(1,672,831)	(1,544,676)
Total distributions to shareholders	(6,606,548)	(4,856,730)

CAPITAL TRANSACTIONS:
Subscriptions	33,571,757	67,339,690
Redemptions	(975,045)	–
ETF transaction fees (Note 9)	677	–
Net increase (decrease) in net assets from capital transactions	32,597,389	67,339,690

NET INCREASE (DECREASE) IN NET ASSETS	19,916,986	83,643,884

NET ASSETS:
Beginning of the period	158,728,969	75,085,085
End of the period	$178,645,955	$158,728,969

SHARES TRANSACTIONS
Subscriptions	1,725,000	3,350,000
Redemptions	(50,000)	–
Total increase (decrease) in shares outstanding	1,675,000	3,350,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SP Funds Dow Jones Global Sukuk ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$18.10	$17.60	$17.57	$19.76	$20.41

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.75	0.69	0.57	0.35	0.27
Net realized and unrealized gain (loss)(b)	0.31	0.34	(0.16)	(2.09)	(0.42)
Total from investment operations	1.06	1.03	0.41	(1.74)	(0.15)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.63)	(0.53)	(0.38)	(0.36)	(0.26)
Return of capital	–	–	–	(0.09)	(0.24)
Total distributions	(0.63)	(0.53)	(0.38)	(0.45)	(0.50)

ETF transaction fees per share	0.00(c)	0.00(c)	–	–	–
Net asset value, end of period	$18.53	$18.10	$17.60	$17.57	$19.76

TOTAL RETURN	6.02%	5.87%	2.46%	(8.92)%	(0.73)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$429,517	$264,296	$150,950	$65,435	$37,542
Ratio of expenses to average net assets	0.50%(e)	0.55%(f)	0.59%	0.59%(g)	0.65%
Ratio of net investment income to average net assets	4.11%	3.87%	3.23%	1.91%	1.32%
Portfolio turnover rate(d)	24%	15%	19%	9%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Portfolio turnover rate excludes in-kind transactions, if any.

(e)	Effective December 16, 2024, the Fund’s management fee was reduced from 0.55% to 0.50%.

(f)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.59% to 0.55%.

(g)	Effective November 30, 2021, the Fund’s management fee was reduced from 0.65% to 0.59%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SP Funds S&P 500 Sharia Industry Exclusions ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$42.90	$32.81	$27.49	$32.48	$24.26

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.21	0.21	0.25	0.25	0.17
Net realized and unrealized gain (loss)(b)	8.48	10.18	5.38	(4.83)	8.36
Total from investment operations	8.69	10.39	5.63	(4.58)	8.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.20)	(0.24)	(0.25)	(0.18)
Net realized gains	–	–	–	(0.07)	(0.13)
Return of capital	(0.10)	(0.10)	(0.07)	(0.09)	–
Total distributions	(0.30)	(0.30)	(0.31)	(0.41)	(0.31)

Net asset value, end of period	$51.29	$42.90	$32.81	$27.49	$32.48

TOTAL RETURN	20.37%	31.77%	20.62%	(14.17)%	35.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,836,084	$927,704	$353,484	$174,539	$123,430
Ratio of expenses to average net assets	0.45%	0.45%(d)	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	0.47%	0.53%	0.82%	0.89%	0.60%
Portfolio turnover rate(c)	7%	18%	5%	4%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions, if any.

(d)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.49% to 0.45%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SP Funds S&P Global REIT Sharia ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2025	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.45	$18.54	$20.13	$25.63	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.37	0.43	0.32	0.36	0.26
Net realized and unrealized gain (loss)(c)	(1.31)	3.32	(1.11)	(4.99)	6.04
Total from investment operations	(0.94)	3.75	(0.79)	(4.63)	6.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	(0.57)	(0.35)	(0.38)	(0.29)
Net realized gains	–	–	–	–	(0.15)
Return of capital	(0.21)	(0.27)	(0.45)	(0.49)	(0.23)
Total distributions	(0.82)	(0.84)	(0.80)	(0.87)	(0.67)

ETF transaction fees per share	0.00(d)	–	–	0.00(d)	0.00(d)
Net asset value, end of period	$19.69	$21.45	$18.54	$20.13	$25.63

TOTAL RETURN	(4.32)%	20.65%	(3.92)%	(18.39)%	31.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$178,646	$158,729	$75,085	$39,258	$23,068
Ratio of expenses to average net assets	0.50%(g)	0.55%(h)	0.59%(i)	0.69%	0.69%
Ratio of interest expense	0.00%(e)	–%	–%	–%	–%
Ratio of net investment income to average net assets	1.91%	2.10%	1.69%	1.59%	1.19%
Portfolio turnover rate(f)	49%	46%	29%	50%	79%

(a)	Inception date of the Fund was December 29, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Amount represents less than 0.005%.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

(g)	Effective December 16, 2024, the Fund’s management fee was reduced from 0.50% to 0.50%.

(h)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.59% to 0.55%.

(i)	Effective December 1, 2022, the Fund’s management fee was reduced from 0.69% to 0.59%.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

November 30, 2025

NOTE 1 - ORGANIZATION

The SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”), the SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”), and the SP Funds S&P Global REIT ETF (the “Global REIT ETF”) (each, a “Fund”, and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Sukuk ETF is a diversified series and each of the Sharia ETF and the Global REIT ETF is a non-diversified series of the Trust. The Sukuk ETF commenced operations as a non-diversified series, however, the Fund continuously operated as diversified for three years and as of December 27, 2022, is classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ShariaPortfolio, Inc. (the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Sharia ETF commenced operations on December 17, 2019, the Sukuk ETF commenced operations on December 27, 2019 and the Global REIT ETF commenced operations on December 29, 2020.

The investment objective of the Sukuk ETF is to seek to track the performance, before fees and expenses, of the Dow Jones Sukuk Total Return (ex-Reinvestment) Index (the “Sukuk Index”). The investment objective of the Sharia ETF is to seek to track the performance, before fees and expenses, of the S&P 500 Shariah Industry Exclusions Index (the “Shariah Index”). The investment objective of the Global REIT ETF is to seek to track the performance, before fees and expenses, of the S&P Global All Equity REIT Shariah Capped Index (the “Global REIT Index”). The Sukuk Index, the Shariah Index and the Global REIT Index are each, an “Index”, and collectively, the “Indexes.”

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (the “Independent Pricing Agents”) each day that the Funds are open for business.

Notes to Financial Statements

November 30, 2025

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Sukuk securities are valued by using an evaluated mean of the bid and ask prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2025:

Notes to Financial Statements

November 30, 2025

Sukuk ETF

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Sukuk	$–	$220,353,620	$–	$220,353,620
Foreign Government Sukuk	–	202,487,220	–	$202,487,220
Total Investments	$–	$422,840,840	$–	$422,840,840

Sharia ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,829,389,383	$–	$–	$1,829,389,383
Contingent Value Rights(a)	–	–	0	0
Total Investments	$1,829,389,383	$–	$0	$1,829,389,383

Global REIT ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$178,184,968	$–	$–	$178,184,968
Total Investments	$178,184,968	$–	$–	$178,184,968

(a) The securities (Rights) are classified as Level 3 securities due to a lack of market activity.

Refer to the Schedules of Investments for further disaggregation of investment categories.

The Sharia ETF held contingent value rights with $0 market values at the beginning and end of the period with no activity during the year. As of the year ended November 30, 2025, these investments did not have material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election

Notes to Financial Statements

November 30, 2025

is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of November 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

November 30, 2025

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind and passive foreign investment companies. For the year ended November 30, 2025, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
Sukuk ETF	$-	$-
Sharia ETF	58,494,418	(58,494,418)
Global REIT ETF	239,920	(239,920)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Concentration Risk. Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares of the Funds may rise and fall more than the value of Shares that invest in securities of companies in a broader range of industries.

●	Concentration in REITs (Global REIT ETF Only). The Fund concentrates in REITs. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of

Notes to Financial Statements

November 30, 2025

income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Currency Risk (Global REIT ETF Only). The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Debt Securities Risk (Sukuk ETF Only).

●	Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

●	Interest Rate Risk. The income generated by debt securities owned by the Fund will be affected by changing interest rates. Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower- yielding securities. Rising interest rates across the U.S. and international financial systems may result in fixed-income markets becoming more volatile. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have recently been historically low, so the Fund faces a heightened risk that rates may rise.

Emerging Markets Risk (Sukuk ETF and Global REIT ETF Only). Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller- market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In

Notes to Financial Statements

November 30, 2025

addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

Equity Market Risk (Sharia ETF and Global REIT ETF Only). The Funds will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (Sukuk ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., sukuk that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares of the Funds, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares of the Funds may significantly reduce investment results and an investment in Shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Notes to Financial Statements

November 30, 2025

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Foreign Government Risk (Sukuk ETF Only). The Fund’s investment in securities issued by foreign governments or their agencies or instrumentalities (sovereign debt), including those that issue sukuk through a secondary issuing vehicle, differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments that track an index of domestic securities.

Foreign Securities Risks (Global REIT ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Geographic Investment Risk (Sukuk ETF Only). To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

●	Risks of Investing in Saudi Arabia. The ability of foreign investors to invest in Saudi Arabian issuers is new and untested. Such ability could be restricted or revoked by the Saudi Arabian government at any time, and unforeseen risks could materialize due to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in securities of Saudi Arabian issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. There remains the possibility that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.

Notes to Financial Statements

November 30, 2025

●	Risks of Investing in the United Arab Emirates. The economy of the United Arab Emirates (“UAE”) is dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of the UAE economy. The non-oil UAE economy, which is concentrated in Dubai’s service sector, could be affected by declines in tourism, real estate, banking and re- export trade. The UAE and the governments of the individual emirates exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in the UAE, which could adversely affect the value of the Fund. In addition, recent political instability and protests in North Africa and the Middle East have caused significant disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Fund.

Market Capitalization Risk.

●	Large-Capitalization Investing (Sharia ETF and Global REIT ETF Only). The securities of large- capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing (Global REIT ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing (Global REIT ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Models and Data Risk. The composition of each Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Funds’ portfolios can be expected to also reflect the errors.

Non-Diversification Risk (Sharia ETF and Global REIT ETF Only). Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

Passive Investment Risk. The Funds invest in the securities included in, or representative of, its respective Index regardless of their investment merit. Each Fund does not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its respective Index.

Notes to Financial Statements

November 30, 2025

Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●	Consumer Discretionary Sector Risk (Sharia ETF Only). The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Information Technology Sector Risk (Sharia ETF Only). The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less- seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

●	Financials Sector Risk (Sukuk ETF and Global REIT ETF Only). Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Companies in the financial services sector may also be negatively impacted by disruptions in the banking industry. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Funds.

Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Sharia”, has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Sukuk Risk (Sukuk ETF Only). Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investments principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates, and such certificates are linked to a specific investment activity, such as an underlying

Notes to Financial Statements

November 30, 2025

asset or contractual payment obligations of the issuer. Because no collateral is pledged as security for sukuk, purchasers of sukuk are subject to the risk that an issuer may not meet its payment obligations or that an underlying asset may not perform as expected or lose value. While the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult for the Fund to make an investment in or dispose of sukuk.

Tax Risk (Global REIT ETF Only). To qualify for the favorable tax treatment generally available to RICs, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, (i) more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund or (ii) more than 25% of the value of the Fund’s assets would be invested in (a) the securities of any one issuer. Given the concentration of the Global REIT Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Global REIT Index, and the Fund’s efforts to replicate or represent the Global REIT Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Underlying Index Risk. Neither the Adviser nor the Index Provider (as defined in the Prospectus) is able to guarantee the continuous availability or timeliness of the production of the Indexes. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in Shares of a Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Notes to Financial Statements

November 30, 2025

Fund	Investment Advisory Fee
Sukuk ETF	0.50%(a)
Sharia ETF	0.45%
Global REIT ETF	0.50%(a)

(a) Effective December 16, 2024, the Fund’s Investment Advisory Fee was reduced from 0.55% to 0.50%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended November 30, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for ensuring the Funds follow the character of each applicable Index and providing advice with regard to the interpretation of and compliance with Sharia principles.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Sub-Advisory Fee
Sukuk ETF	0.02%
Sharia ETF	0.02%
Global REIT ETF	0.02% under $500 million in assets under
management; 0.01% on assets under management over $500 million

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser. The Adviser has entered into an agreement with SP Funds Management, LLC (“SP Funds Management”) an affiliate of the Sub-Adviser, pursuant to which SP Funds Management has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds. For assuming each Fund’s payment obligations, the Adviser has agreed to pay SP Funds Management, the profits, if any, generated by each Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by SP Funds Management include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average

Notes to Financial Statements

November 30, 2025

daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. Prior to August 1, 2025, Fund Services also served as the Funds’ sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended November 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Sukuk ETF	$ 230,811,217	$ 75,469,497
Sharia ETF	112,370,292	98,131,219
Global REIT ETF	76,860,316	78,580,725

For the year ended November 30, 2025, there were no purchases or sales of long-term U.S. government securities.

Notes to Financial Statements

November 30, 2025

For the year ended November 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Sukuk ETF	$—	$—
Sharia ETF	805,960,952	197,668,853
Global REIT ETF	32,918,253	961,277

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended November 30, 2025 and November 30, 2024 were as follows:

Distributions paid from:	Sukuk ETF		Sharia ETF
	November 30,	November 30,	November 30,	November 30,
	2025	2024	2025	2024
Ordinary Income	$10,622,765	$5,756,705	$6,147, 611	$3,139,234
Return of Capital	–	–	2,917,748	1,552,247

Distributions paid from:	Global REIT ETF
	November	November
	30, 2025	30, 2024
Ordinary Income	$4,933,717	$3,312,054
Return of Capital	1,672,831	1,544,676

As of the fiscal year ended November 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

			Global
	Sukuk ETF	Sharia ETF	REIT ETF
Cost of investments(a)	$418,808,815	$1,406,746,586	$174,066,813
Gross tax unrealized appreciation	5,016,644	470,992,136	10,355,638
Gross tax unrealized depreciation	(984,619)	(48,349,339)	(6,237,439)
Net tax unrealized appreciation (depreciation)	4,032,025	422,642,797	4,118,199
Undistributed ordinary income (loss)	5,936,319	–	–
Undistributed long-term capital gain (loss)	–	–	–
Total distributable earnings	5,936,319	–	–
Other accumulated gain (loss)	(1,639,702)	(2,910,226)	(8,877,921)
Total distributable earnings/(accumulated losses)	$8,328,642	$419,732,571	$(4,759,722)

(a)       The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Notes to Financial Statements

November 30, 2025

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended November 30, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of the fiscal year ended November 30, 2025, the Sukuk ETF, Sharia ETF and the Global REIT ETF had short-term capital loss carryovers of the $480,496, $1,047,704 and, $3,253,824, respectively, which do not expire. The Sukuk ETF, Sharia ETF and the Global REIT ETF also had long-term capital loss carryovers of $1,159,206, 1,862,522, and 5,624,097, respectively, which do not expire.

NOTE 8 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Global REIT ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended November 30, 2025, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	1,948,000
Average daily loan outstanding, when in use	1,344,000
Credit facility outstanding as of November 30, 2025	–
Average interest rate, when in use	7.50%
Interest rate terms	Prime
Interest rate as of November 30, 2025	7.00%
Expiration date	June 24, 2026

Interest expense incurred for the year ended November 30, 2025 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or

Notes to Financial Statements

November 30, 2025

redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction cost associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered	SP Funds ETFs
Public Accounting Firm

November 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

SP Funds Dow Jones Global Sukuk ETF,

SP Funds S&P 500 Sharia Industry Exclusions ETF

and SP Funds S&P Global REIT Sharia ETF

The Board of Trustees of

Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SP Funds Dow Jones Global Sukuk ETF (“Sukuk ETF”), SP Funds S&P 500 Sharia Industry Exclusions ETF (“Sharia ETF”) and SP Funds S&P Global REIT Sharia ETF (“REIT ETF”) (collectively the “Funds”), each a series of Tidal Trust I (the “Trust”), including the schedules of investments, as of November 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and, with respect to Sukuk ETF and Sharia ETF, the financial highlights for each of the five years in the period then ended, and, with respect to REIT ETF, the financial highlights for each of the four years in the period then ended and for the period December 29, 2020 (commencement of operations) through November 30, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2026

Other Non-Audited Information	SP Funds ETFs

November 30, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended November 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Sukuk ETF	0.00%
Sharia ETF	100.00%
Global REIT ETF	7.57%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended November 30, 2025, was as follows:

Sukuk ETF	0.00%
Sharia ETF	100.00%
Global REIT ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended November 30, 2025, was as follows:

Sukuk ETF	0.00%
Sharia ETF	0.00%
Global REIT ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on September 17, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SP Funds Dow Jones Global Sukuk ETF (the “SPSK ETF”), the SP Funds S&P 500 Sharia Industry Exclusions ETF (the “SPUS ETF”), and the SP Funds S&P Global REIT Sharia ETF (the “SPRE ETF”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds, including trade execution and recommendations with respect to the hiring, termination or replacement of sub-advisers to the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Funds, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of ShariaPortfolio, Inc. (“ShariaPortfolio” or the “Sub-Adviser”), the Funds’ sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as a passively-managed ETF. The Board noted that each Fund is designed to track the performance of an underlying index and that the Adviser is responsible for portfolio management and trade execution for each Fund and the Sub-Adviser serves a limited role ensuring Sharia compliance for each Fund.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board considered the investment performance of each Fund and the Adviser. The Board noted that each Fund was designed to track the performance of an underlying index and considered the extent to which each Fund tracked its respective underlying index, before fees and expenses, in addition to the performance of the Fund (at net asset value) against its respective benchmark index and respective peer groups.

The Board considered the performance of the SPUS ETF on an absolute basis, in comparison to its underlying index (the S&P 500 Shariah Industry Exclusions (USD) Total Return Index), and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. large growth funds) (the “SPUS Peer Group”). The Board considered the SPUS ETF’s performance versus its underlying index and noted factors that contributed to any tracking error. The Board noted that the SPUS ETF underperformed the S&P 500 Total Return Index over the year-to-date and one-year periods ended June 30, 2025, but outperformed the S&P 500 Total Return Index over the three-year, five-year and since inception periods ended June 30, 2025. The Board also considered that the Fund underperformed the SPUS Peer Group median and average over the one-year and three-year periods ended July 31, 2025. The Board also noted that the Fund ranked 79 out of 107 funds in the SPUS Peer Group for the one-year period ended July 31, 2025, and ranked 57 out of 80 funds in the SPUS Peer Group for the three-year period ended July 31, 2025.

The Board considered the performance of the SPSK ETF on an absolute basis, in comparison to its underlying index (the Dow Jones Sukuk Total Return (ex-Reinvestment) Index) and in comparison to its benchmark index (the Bloomberg Global Aggregate Bond Index (the “Bloomberg Index”)). The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. global bond funds) (the “SPSK Peer Group”). The Board considered the SPSK ETF’s performance versus its underlying index and noted factors that contributed to any tracking error. The Board noted that the SPSK ETF underperformed the Bloomberg Index over the year-to-date and one-year periods ended June 30, 2025, but outperformed the Bloomberg Index over the three-year, five-year and since inception periods ended June 30, 2025. The Board also considered that the SPSK ETF underperformed the SPSK Peer Group median and average for the one-year period ended July 31, 2025, and performed in line with the SPSK Peer Group median and average for the three-year period ended July 31, 2025. The Board also noted that the Fund ranked sixth out of ten funds in the SPSK Peer Group for each of the one-year and three-year periods ended July 31, 2025.

The Board considered the performance of the SPRE ETF on an absolute basis, in comparison to its underlying index (the S&P Global All Equity REIT Shariah Capped (USD) Index) and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. real estate funds) (the “SPRE Peer Group”). The Board considered the SPRE ETF’s performance versus its underlying index and noted factors that contributed to any tracking error. The Board noted that the SPRE ETF underperformed the S&P 500 Total Return Index over the year-to-date, one-year, three-year and since inception periods ended June 30, 2025. The Board considered that the SPRE ETF’s performance trailed the SPRE Peer Group median and average for the one-year and three-year periods ended July 31, 2025. The Board also noted that the Fund ranked 31 out of 42 funds in the SPRE Peer Group for the one-year period ended July 31, 2025, and ranked 30 out of 35 funds in the SPRE Peer Group for the three-year period ended July 31, 2025

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources, subject to the contractual agreement by an affiliate of the Sub-Adviser to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fees. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement.

The Board noted that the SPUS ETF’s advisory fee of 0.45% was below the SPUS Peer Group average of 0.464%, and the Fund’s expense ratio of 0.45% was below the SPUS Peer Group average of 0.483%.

The Board noted that the SPSK ETF’s advisory fee of 0.50% (which was reduced from 0.55% effective December 16, 2024) was above the SPSK Peer Group average of 0.40%, and the Fund’s expense ratio of 0.50% was above the SPSK Peer Group average of 0.40%.

The Board noted that the Global REIT’s advisory fee of 0.50% (which was reduced from 0.55% effective December 16, 2024) was above the SPRE Peer Group average of 0.469%, and the Fund’s expense ratio of 0.50% was above the SPRE Peer Group average of 0.458%.

The Board concluded that each Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profits realized by the Adviser from its relationship with each Fund, and concluded that the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to each Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as each Fund Grows. The Board compared each Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.
5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of renewal of the Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

At the meeting held on September 17, 2025, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, entered into between the Adviser and ShariaPortfolio. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of ShariaPortfolio’s overall services provided to the Funds, as well as its specific responsibilities in aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of Naushad Virji, who serves as a portfolio manager for each Fund, as well as the responsibilities of other key personnel of ShariaPortfolio involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by ShariaPortfolio, including information regarding ShariaPortfolio’s compliance program, its compliance personnel (and engagement with a third-party compliance consultant) and compliance record, as well as ShariaPortfolio’s cybersecurity program and business continuity plan, and its engagement with an independent third-party Sharia advisor. The Board noted that ShariaPortfolio does not manage any other accounts that utilize a strategy similar to that employed by each Fund.

The Board also considered other services provided to the Funds by ShariaPortfolio. The Board noted that ShariaPortfolio is responsible for ensuring Sharia compliance on behalf of each Fund, subject to oversight by the Adviser, and that ShariaPortfolio monitors the extent to which each Fund meets its investment objective as a passively-managed ETF.

The Board concluded that ShariaPortfolio had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as ShariaPortfolio’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Sub-Adviser. In considering Fund performance, the Board noted ShariaPortfolio’s limited role of ensuring Sharia compliance in the management of each Fund, and therefore concluded that performance of the Funds was not a relevant factor for consideration. The Board also noted that each Fund was designed to track the performance of an index and that the performance for each Fund was not a direct result of investment decisions made by the Adviser or ShariaPortfolio.
3.	Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to ShariaPortfolio under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by ShariaPortfolio. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by each of the Funds are not directly affected by the sub-advisory fees paid to ShariaPortfolio. Consequently, the Board did not consider the cost of services provided by ShariaPortfolio or profitability from its relationship with the Funds to be material factors for consideration given that ShariaPortfolio is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to ShariaPortfolio were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to ShariaPortfolio by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by ShariaPortfolio.
4.	Extent of Economies of Scale as the Funds Grow. Since the sub-advisory fees payable to ShariaPortfolio are not paid by each Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.
5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by ShariaPortfolio from its association with the Funds. The Board concluded that the benefits ShariaPortfolio may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that ShariaPortfolio provides to each Fund; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	February 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	February 6, 2026

* Print the name and title of each signing officer under his or her signature.